CONVERTIBLE NOTES (Details Textual)					1 Months Ended													3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 15, 2015 USD ($)	Mar. 12, 2015 USD ($)	Dec. 10, 2014 USD ($)	Jul. 02, 2014 USD ($) $ / shares shares	Dec. 10, 2015 USD ($)	May 19, 2015	Mar. 20, 2015	Mar. 12, 2015 USD ($)	Feb. 20, 2015 USD ($)	Feb. 17, 2015	Feb. 10, 2015 USD ($)	Jan. 30, 2015 USD ($)	Nov. 17, 2014 USD ($)	Aug. 06, 2014 USD ($) $ / shares	May 30, 2014 USD ($)	May 29, 2014 USD ($)	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 30, 2015 USD ($)	Jun. 04, 2015 USD ($) $ / shares	Jul. 02, 2014 AUD / shares	May 08, 2014 USD ($)	Sep. 30, 2013 AUD AUD / shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 250,000
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.0709																					$ 0.07
Share Price | $ / shares																			$ 0.0304		$ 0.0899
Debt Instrument, Unamortized Discount														25,000											$ 20,000
DerivativeLiabilities																			$ 3,740,136		$ 1,049,929	$ 158,244	$ 0
Amortization Of Debt Discount Premium																			2,235,257	$ 167,535	295,795	49,029
Discounts related to warrants issued with convertible debenture																			$ 1,666,635	0	$ 0	$ 133,095
Debt Instrument, Periodic Payment				$ 154,798
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						55.00%													22.50%
Debt Instrument, Increase (Decrease), Other, Net																			$ 50,000
Debt Discounts For Fees Paid																			$ 4,207,500	166,500
August 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																	$ 63,196	$ 63,196
September 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																	46,446	$ 46,446
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Assumptions, Expected Volatility Rate																		53.00%	217.00%		408.00%	134.00%
Fair Value Assumptions, Expected Term																		5 years	2 years 6 months		3 years 3 months	4 years 3 months
Fair Value Assumptions, Risk Free Interest Rate																		0.40%	1.31%		1.63%	0.47%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 25,000		250,000			$ 139,680	$ 139,680									$ 25,000	AUD 150,000
Debt Instrument, Interest Rate, Stated Percentage																	12.00%	12.00%									10.00%	12.00%
Debt Instrument, Convertible, If-converted Value in Excess of Principal																							$ 27,963
Debt Instrument, Increase, Accrued Interest				$ 15,118								$ 1,466									$ 2,134
Debt Instrument, Convertible, Conversion Price | (per share)				$ 0.0709																						AUD 0.075		AUD 0.075
Debt Instrument, Unamortized Discount														$ 25,000
Stock Issued During Period, Shares, New Issues | shares				2,183,333
Debt Instrument, Debt Default, Interest Rate															16.00%
Discounts related to warrants issued with convertible debenture				$ 139,680
Percentage of Consideration Received														10.00%
Interest Rate on Payment of Consideration														0.00%
Debt Instrument, Interest Rate During Period														12.00%
Debt Instrument, Periodic Payment																					$ 25,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														60.00%							12.00%
Debt Instrument, Convertible, Stock Price Trigger | $ / shares														$ 0.09
Interest Payable																					$ 250,000
Proceeds from Issuance of Debt														$ 25,000
Debt Related Commitment Fees and Debt Issuance Costs														2,500
Convertible Notes Payable [Member] | Warrant [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																	3,000,000
Debt Instrument, Convertible, Conversion Price | (per share)																	$ 0.0698	$ 0.0698										AUD 0.075
Share Price | $ / shares																	$ 0.20	$ 0.20
Fair Value Assumptions, Expected Volatility Rate																	53.00%
Fair Value Assumptions, Expected Term																	27 months
Fair Value Assumptions, Risk Free Interest Rate																	0.40%
Debt Instrument, Unamortized Discount																	$ 400,000	$ 400,000
DerivativeLiabilities																	140,000	$ 140,000
Increase Decrease In Derivative Liabilities																	$ 260,000
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														250,000		$ 75,000					60,453
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Debt Instrument, Maturity Date																May 29, 2015
Debt Instrument, Unamortized Discount														$ 25,000		$ 61,364
Debt Instrument, Convertible, Terms of Conversion Feature											The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days prior to the date upon which the conversion notice was received.
Percentage of Consideration Received														10.00%
Interest Rate on Payment of Consideration														0.00%
Debt Instrument, Interest Rate During Period														12.00%					12.00%
Debt Instrument, Convertible, Threshold Trading Days																180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														60.00%		55.00%
Interest and Debt Expense																					51,089	$ 10,275
Debt Instrument, Periodic Payment, Principal					$ 27,500																14,547
Debt Instrument, Convertible, Stock Price Trigger | $ / shares														$ 0.09
Debt Instrument, Periodic Payment, Interest					3,607																218
Additionally Debt Instrument Unamortized Premium					90,000																61,364
Prepayment Penalties					$ 58,893
Convertible Notes Payable One [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																					4,352
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 75,000					63,245
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Debt Instrument, Maturity Date																May 29, 2015
Debt Instrument, Unamortized Discount																$ 61,364
Debt Instrument, Convertible, Terms of Conversion Feature										The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days prior to the date upon which the conversion notice was received.
Debt Instrument, Convertible, Threshold Trading Days																180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																55.00%
Interest and Debt Expense																					51,089	10,275
Debt Instrument, Periodic Payment, Principal											$ 45,000										11,755
Debt Instrument, Periodic Payment, Interest																			$ 1,887		553
Additionally Debt Instrument Unamortized Premium																			36,818		61,364
Convertible Notes Payable Two [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																					3,313
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 50,000
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Debt Instrument, Maturity Date															May 30, 2015
Debt Instrument, Unamortized Discount															$ 40,909
Debt Instrument, Convertible, Terms of Conversion Feature							The note is convertible at the option of the holder at any time at a rate of 55% of the lowest trading bid price of the Company’s common stock for the average of the lowest three trading priced in the ten prior trading days including the date upon which the conversion notice was received.	The note is convertible at the option of the holder at any time at a rate of 55% of the Company’s common stock for the average of the lowest three trading prices in the ten prior trading days including the date upon which the conversion notice was received.
Debt Instrument, Convertible, Threshold Trading Days															180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															55.00%
Interest and Debt Expense																			9,409		34,273	$ 6,636
Debt Instrument, Periodic Payment, Principal																			45,000		50,000
Debt Instrument, Periodic Payment, Interest																			2,229		3,346
Additionally Debt Instrument Unamortized Premium																			36,818		40,909			$ 36,818
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 43,000
Debt Instrument, Interest Rate, Stated Percentage													8.00%
Debt Instrument, Maturity Date													Aug. 20, 2015
Debt Instrument, Unamortized Discount													$ 31,138
Debt Instrument, Periodic Payment																			8,580
Debt Instrument, Convertible, Threshold Trading Days													180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													58.00%
Debt Instrument, Periodic Payment, Principal																			170,500		27,851
Debt Instrument, Periodic Payment, Interest																			8,580		1,527
Additionally Debt Instrument Unamortized Premium																			139,500
Repayments of Debt																					61,632
Debt Instrument, Annual Principal Payment																					43,000
Prepayment Penalties																					17,105
Debt Instrument, Increase (Decrease), Other, Net																					3,287
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 28,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Maturity Date			Sep. 12, 2015
Debt Instrument, Increase, Accrued Interest																					853
Debt Instrument, Unamortized Discount			$ 20,276
Debt Instrument, Convertible, Threshold Trading Days			180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			58.00%
Debt Instrument, Periodic Payment, Principal																					15,657
Repayments of Debt																					38,654
Debt Instrument, Annual Principal Payment																					28,000
Prepayment Penalties																					9,801
Debt Instrument, Increase (Decrease), Other, Net																					4,619
Convertible Back-End Notes Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 75,000
Debt Instrument, Percentage of Repayment, If prepaid within 60 days of the issuance date															130.00%
Debt Instrument, Percentage of Repayment, if prepaid 60 but less than 121 days after the issuance date															140.00%
Debt Instrument, Percentage of Repayment, if prepaid 120 but less than 180 days after the issuance date															150.00%
Convertible Back-End Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 75,000
Convertible Back-End Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 50,000
Convertible Note Payable Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 104,000						$ 104,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%						8.00%
Debt Instrument, Maturity Date								Dec. 16, 2015
Debt Instrument, Increase, Accrued Interest																					2,530
Debt Instrument, Unamortized Premium		$ 75,310						$ 75,310													46,441
Debt Instrument, Convertible, Threshold Trading Days		58						180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		58.00%						58.00%
Interest and Debt Expense																			6,276		46,441
Debt Instrument, Periodic Payment, Principal	$ 104,000	$ 104,000
Debt Instrument, Periodic Payment, Interest	2,872
Additionally Debt Instrument Unamortized Premium	137,915																		22,593
Repayments of Debt	137,915
Debt Instrument, Annual Principal Payment	104,000
Prepayment Penalties	$ 31,043
Convertible Note Payable Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 58,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Debt Instrument, Maturity Date									Jul. 27, 2015
Debt Instrument, Unamortized Premium									$ 58,000												36,411
Debt Instrument, Convertible, Threshold Trading Days									180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									50.00%
Debt Instrument, Periodic Payment, Interest																					2,212
Repayments of Debt																					83,512
Debt Instrument, Annual Principal Payment																					58,000
Prepayment Penalties																					23,300
Debt Instrument, Increase (Decrease), Other, Net																					$ 21,589
Debt Discounts [Member]
Debt Instrument [Line Items]
Amortization Of Debt Discount Premium																			$ 1,852,757	$ 43,773